Borrowings	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings

20 Borrowings

	Currency	Maturity dates	Interest rates	2018 £m	2017 £m

Eurobonds	Euro	2019 to 2045	0.4% to 4.9%	8,717	8,585

	Euro	2021	3m EURIBOR +50bps	986	1,326

	UK sterling	2019 to 2055	1.8% to 7.3%	4,671	4,680

	US dollar	2019	1.6%	512	482

	Swiss franc	2021 to 2026	0.6% to 1.4%	523	498

Bonds issued pursuant to Rules under the US Securities Act (as amended)	US dollar	2019 to 2047	2.3% to 8.1%	25,428	25,545

	US dollar	2020 to 2022	USD 3m LIBOR + 59bps to 88bps	1,381	1,665

Bonds and notes				42,218	42,781

Commercial paper				536	1,200

Other loans				3,859	4,466

Bank loans				608	512

Bank overdrafts				274	469

Finance leases				14	22

				47,509	49,450

The interest on the commercial paper referred to in the table above is based on USD LIBOR plus a margin ranging between 22 and 65 basis points and EURIBOR plus a margin ranging between 8 and 15 basis points (2017: USD LIBOR plus a margin ranging between 19 and 38 basis points and EURIBOR plus a margin ranging between 10 and 24 basis points).

Current borrowings per the balance sheet include interest payable of £470 million at 31 December 2018 (2017: £445 million). Included within borrowings are £6,245 million (2017: £6,690 million) of borrowings subject to fair value hedges where their amortised cost has been increased by £179 million (2017: £208 million) in the table above.

The fair value of borrowings is estimated to be £44,457 million (2017: £50,449 million). £39,169 million (2017: £43,780 million) has been calculated using quoted market prices and is within level 1 of the fair value hierarchy. £5,288 million (2017: £6,669 million) has been calculated based on discounted cash flow analysis and is within level 3 of the fair value hierarchy.

The amounts secured on Group assets as at 31 December 2018 is £75 million (2017: £159 million), including finance leases of £14 million (2017: £20 million) and amounts secured on certain inventory of the Group (note 17).

Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2018 £m	2017 £m	2018 £m	2017 £m

Within one year	4,225	5,423	5,636	6,381

Between one and two years	7,261	2,344	8,471	3,609

Between two and three years	2,958	7,011	4,086	8,141

Between three and four years	7,095	2,913	8,131	4,034

Between four and five years	2,580	6,857	3,462	7,836

Beyond five years	23,390	24,902	32,712	34,842

	47,509	49,450	62,498	64,843

The contractual gross maturities in each year include the borrowings maturing in that year together with forecast interest payments on all borrowings which are outstanding for all or part of that year.

Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	US dollar £m	UK sterling £m	Euro £m	Canadian dollar £m	Other currencies £m	Total £m

31 December 2018

Total borrowings	32,612	3,803	450	10,089	–	555	47,509

Effect of derivative financial instruments

– cross-currency swaps	4,029	17	(450)	(3,653)	–	(256)	(313)

– forward foreign currency contracts	(1,905)	1,961	–	(389)	–	321	(12)

	34,736	5,781	–	6,047	–	620	47,184

31 December 2017

Total borrowings	32,580	4,789	450	10,837	–	794	49,450

Effect of derivative financial instruments

– cross-currency swaps	3,903	16	(450)	(3,613)	–	(243)	(387)

– forward foreign currency contracts	(1,142)	922	–	(388)	215	388	(5)

	35,341	5,727	–	6,836	215	939	49,058

The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m

31 December 2018

Total borrowings	10,384	4,540	1,967	4,577	2,585	23,456	47,509

Effect of derivative financial instruments

– interest rate swaps	3,069	(589)	(539)	(236)	–	(1,705)	–

– cross-currency swaps	1,318	–	(793)	–	(700)	(138)	(313)

	14,771	3,951	635	4,341	1,885	21,613	47,196

31 December 2017

Total borrowings	12,516	2,325	4,321	1,941	4,332	24,015	49,450

Effect of derivative financial instruments

– interest rate swaps	2,995	—	(554)	(533)	(222)	(1,686)	–

– cross-currency swaps	1,287	(17)	–	(775)	–	(882)	(387)

	16,798	2,308	3,767	633	4,110	21,447	49,063

Finance lease liabilities per the balance sheet and on a contractual gross maturity basis are payable as follows: £7 million (2017: £10 million) repayable within one year and £7 million (2017: £12 million) repayable between one and five years. There is no material difference between the repayable principal and the total gross cash flows shown above.

The Group’s undrawn committed borrowing facilities (note 23) total £6,000 million (2017: £5,400 million) with £3,000 million (2017: £2,400 million) maturing within one year and with £3,000 million expiring between two and three years (2017: £3,000 million expiring between three and four years).

The Group defines net debt as follows:

	2018 £m	2017 £m

Borrowings*	47,509	49,450

Derivatives in respect of net debt:

– assets (note 16)	(647)	(640)

– liabilities (note 16)	269	117

Cash and cash equivalents (note 18)	(2,602)	(3,291)

Current investments held at fair value (note 15)	(178)	(65)

	44,351	45,571

*	Borrowings as at 31 December 2018 include £944 million (2017: £947 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds.

The movements in net debt are presented below:

							2018 £m

	Opening balance	Accounting policy change (IFRS 9) (note 31)	Revised opening balance	Subsidiaries acquired	Cash flow	Foreign exchange, accrued interest and other	Closing balance

Borrowings	49,450	–	49,450	–	(3,671)	1,730	47,509

Derivatives in respect of net debt:

– assets (note 16)	(640)	–	(640)	–	109	(116)	(647)

– liabilities (note 16)	117	–	117	–	(6)	158	269

Cash and cash equivalents (note 18)	(3,291)	–	(3,291)	(1)	563	127	(2,602)

Current investments held at fair value (note 15)	(65)	(144)	(209)	–	9	22	(178)

	45,571	(144)	45,427	(1)	(2,996)	1,921	44,351

					2017 £m

	Opening balance	Subsidiaries acquired	Cash flow	Foreign exchange, accrued interest and other	Closing balance

Borrowings	19,495	11,203	20,024	(1,272)	49,450

Derivatives in respect of net debt:

– assets (note 16)	(809)	-	106	63	(640)

– liabilities (note 16)	300	-	(380)	197	117

Cash and cash equivalents (note 18)	(2,204)	(1,288)	57	144	(3,291)

Current investments held at fair value (note 15)	(15)	-	(44)	(6)	(65)

	16,767	9,915	19,763	(874)	45,571